Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Depreciation And Amortization Expense [Abstract]
Summary of Depreciation and Amortization

Depreciation and amortization for the years ended December 31, 2021, 2022 and 2023 were comprised of the following:

	2021		2022		2023
Depreciation	Ps.	546,128	Ps.	728,860	Ps.	851,577
Amortization		1,504,411		1,584,461		1,694,125
	Ps.	2,050,539	Ps.	2,313,321	Ps.	2,545,702